Balance Sheets - USD ($)	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022		Jun. 30, 2022	Dec. 31, 2021	Jul. 31, 2021		Dec. 31, 2020
CURRENT ASSETS
Cash	$ 265,852		$ 193,546
Accounts receivable, net			1,884,431				1,802,316
Prepaid expenses	30,606		109,143				181,000
Deferred offering costs							247,920
Investments held in Trust Account	86,972,255		86,472,912
Total Current Assets	87,268,713		86,775,601				428,920
OTHER ASSETS
Total Assets	87,268,713		86,775,601				428,920
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Accounts payable and accrued expenses	890,404		824,410				3,640
Short term loans - third parties	113,000		86,894
Promissory note - related party	1,000,000		800,000
Related party loans							396,157
Deferred underwriting commissions	3,018,750		3,018,750
Total Liabilities	5,022,154		4,730,054				399,797
COMMITMENTS AND CONTINGENCIES
Ordinary shares subject to possible redemption, 8,225,000 shares at redemption value of $10.08 and $10.03, and 400,000 shares at $8.32 and $8.27 carrying value as of October 31, 2022 and July 31, 2022, respectively.	86,268,440		85,769,097
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, no par value, 50,000,000 shares authorized, 1,500,000 shares and 1,000,000 shares outstanding as of September 30, 2022 and December 31, 2021, respectively				[1],[2]				[1],[2]
Additional paid-in capital							37,500
Retained earnings (accumulated deficit)	(4,021,881)		(3,723,550)				(8,377)
Total Euda Health Limited Shareholders’ Equity (Deficit)	(4,021,881)		(3,723,550)				29,123
Total Liabilities and Shareholders’ Equity (Deficit)	87,268,713		86,775,601				428,920
Total Current Assets	87,268,713		86,775,601				428,920
Total Assets	87,268,713		86,775,601				428,920
OTHER LIABILITIES
Total EUDA Health Limited Shareholders’ Equity (Deficiency)	(4,021,881)		(3,723,550)				29,123
Total Liabilities and Shareholders’ Equity (Deficiency)	$ 87,268,713		$ 86,775,601				$ 428,920
EUDA Health Limited [Member]
CURRENT ASSETS
Cash		$ 341,100			$ 245,017	$ 189,996			$ 250,767
Accounts receivable, net		1,884,431			1,997,684	1,802,316			1,614,760
Other receivables		1,410,231			1,792,193	1,991,226			2,006,640
Other receivables - related parties		49,422			18,808	297,621			340,385
Prepaid expenses and other current assets		159,002			137,000	71,495			54,583
Total Current Assets		3,844,186			4,190,702	4,352,654			4,267,135
PROPERTY AND EQUIPMENT, NET		36,191			23,358	56,927			91,130
OTHER ASSETS
Other receivables		1,031,942			1,066,327	1,830,603
Intangible assets, net		188,950			223,999	289,962			461,289
Goodwill		932,657			963,733	992,686			1,012,630
Operating lease right-of-use asset		77,056			47,113	79,862			13,129
Finance lease right-of-use assets		17,173			19,717	24,372			33,148
Loan to third party		550,009			516,063	371,962
Total Other Assets		2,797,787			2,836,952	3,589,447			1,520,196
Total Assets		6,678,164			7,051,012	7,999,028			5,878,461
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Short term loans - third parties		139,334			143,977	148,302			468,972
Subscribed shares deposit liability		600,000
Total Liabilities		7,944,550			8,083,831	7,398,978			6,195,816
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, no par value, 50,000,000 shares authorized, 1,500,000 shares and 1,000,000 shares outstanding as of September 30, 2022 and December 31, 2021, respectively		834,863			334,863	334,863			334,863
Retained earnings (accumulated deficit)		(2,197,789)			(1,457,460)	180,333			(684,496)
Accumulated other comprehensive income		18,753			9,989	6,036			(10,956)
Total Euda Health Limited Shareholders’ Equity (Deficit)		(1,344,173)			(1,112,608)	521,232			(360,589)
Total Liabilities and Shareholders’ Equity (Deficit)		6,678,164			7,051,012	7,999,028			5,878,461
Total Current Assets		3,844,186			4,190,702	4,352,654			4,267,135
Total Assets		6,678,164			7,051,012	7,999,028			5,878,461
CURRENT LIABILITIES
Short term loans - bank and private lender		208,168			233,101	205,427			188,197
Accounts payable		1,504,468			968,796	359,716			7,567
Accounts payable - related party		294,470			977,705	2,459,411			1,469,294
Other payables and accrued liabilities		727,745			1,108,839	488,597			493,240
Other payables - related parties		4,209,568			4,262,953	3,272,311			3,232,820
Operating lease liability		67,942			47,113	63,478			16,709
Finance lease liabilities		12,020			12,038	11,447			10,204
Taxes payable		128,883			278,525	307,343			204,510
Total Current Liabilities		7,892,598			8,033,047	7,316,032			6,091,513
OTHER LIABILITIES
Deferred tax liabilities		32,121			38,080	49,294			78,419
Operating lease liability - non-current		9,532				16,384
Finance lease liabilities - non-current		10,299			12,704	17,268			25,884
Total Other Liabilities		51,952			50,784	82,946			104,303
Total EUDA Health Limited Shareholders’ Equity (Deficiency)		(1,344,173)			(1,112,608)	521,232			(360,589)
Noncontrolling interests		77,787			79,789	78,818			43,234
Total Shareholders’ Equity (Deficiency)		(1,266,386)			(1,032,819)	600,050			(317,355)
Total Liabilities and Shareholders’ Equity (Deficiency)		6,678,164			7,051,012	7,999,028			5,878,461
Total Shareholders’ Equity (Deficit)		$ (1,266,386)			$ (1,032,819)	$ 600,050			$ (317,355)

[1]	As of July 31, 2021, this number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[2]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).